DEBT 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Total debt	$ 8,954	$ 11,938
Less: current portion	(2,984)	(2,984)
long-term debt	$ 5,970	$ 8,954